INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Temporary differences
Deferred tax assets	$ 4,057	$ 5,301
Deferred tax liabilities	320,972	303,965
Investment properties
Temporary differences
Deferred tax assets	83	769
Deferred tax liabilities	323,385	304,593
Eligible capital expenditures
Temporary differences
Deferred tax assets	2,270	2,441
Withholding tax on undistributed subsidiary profits
Temporary differences
Deferred tax liabilities	134	682
Other
Temporary differences
Deferred tax assets	1,704	2,091
Deferred tax liabilities	$ (2,547)	$ (1,310)